UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     February 3, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $61,570 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     4108   106551 SH       SOLE                   100636              5915
                                                                46     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     2682    35991 SH       SOLE                    34071              1920
                                                                39      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     5584   203357 SH       SOLE                   191592             11765
                                                               144     5251 SH       OTHER                    2980              2271
Banco Bilbao Vizcaya Argentina COM              05946k101      141    11261 SH       SOLE                    11261
Berkshire Hathaway-B           COM              084670207      276       86 SH       SOLE                       78                 8
Blackrock MuniVest Fund Inc.   COM              09253r105      126    18885 SH       SOLE                    18885
                                                               126    18850 SH       OTHER                   18850
Chevrontexaco Corp             COM              166764100     4877    65933 SH       SOLE                    62256              3677
                                                               403     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106       86    10350 SH       SOLE                    10350
Conocophillips                 COM              20825C104     3218    62116 SH       SOLE                    58681              3435
                                                                28      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     2433   162117 SH       SOLE                   153242              8875
                                                                48     3200 SH       OTHER                    1200              2000
Eagle Bancorp Inc.             COM              268948106      101    17638 SH       SOLE                    17418               220
                                                                 3      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     2829    60856 SH       SOLE                    57611              3245
                                                                 9      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      161     2020 SH       SOLE                     1040               980
                                                               104     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      219    10616 SH       SOLE                    10616
Hewlett-Packard Co             COM              428236103     4217   116209 SH       SOLE                   109483              6726
                                                                29      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     3998   185256 SH       SOLE                   174825             10431
                                                                72     3325 SH       OTHER                    1075              2250
Merck & Co Inc                 COM              589331107     2827    93009 SH       SOLE                    87591              5418
                                                                27      900 SH       OTHER                     900
Middleburg Financial Corp      COM              596094102      197    13500 SH       SOLE                    13300               200
                                                                11      750 SH       OTHER                                       750
Nabors Industries Ltd.         COM              G6359F103     1220   101930 SH       SOLE                    96060              5870
                                                                 4      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     1014    41494 SH       SOLE                    39454              2040
                                                                12      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     3080    62849 SH       SOLE                    59164              3685
                                                                58     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      226     5200 SH       SOLE                     5200
                                                               152     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     2901    83501 SH       SOLE                    78820              4681
                                                                46     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     3255   103832 SH       SOLE                    97930              5902
                                                               105     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103      807    45680 SH       SOLE                    42470              3210
                                                                 9      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     1471    93426 SH       SOLE                    88256              5170
                                                                34     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     1784    39910 SH       SOLE                    39910
Vulcan Materials Co            COM              929160109      278     4000 SH       SOLE                     4000
Washington Real Estate         COM              939653101     4520   159717 SH       SOLE                   150305              9412
                                                               106     3750 SH       OTHER                    2200              1550
John Han Bk & Thrift Opp Fd    COM              409735206     1278    93104 SH       SOLE                    87626              5478
                                                                40     2925 SH       OTHER                    2675               250